Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Net revenues:
Agency | ¥	¥ 3,143,873		¥ 3,780,217	¥ 3,746,471
Life insurance business | ¥	2,870,776		2,424,444	990,541
P&C insurance business | ¥	273,097		1,355,773	2,755,930
Claims adjusting | ¥	327,390		308,256	336,413
Total net revenues | ¥	3,471,263		4,088,473	4,082,884
Operating costs and expenses:
Agency | ¥	(2,151,856)		(2,864,882)	(2,906,791)
Life insurance business | ¥	(1,943,053)		(1,636,340)	(673,230)
P&C insurance business | ¥	(208,803)		(1,228,542)	(2,233,561)
Claims adjusting | ¥	(194,159)		(194,525)	(199,810)
Total operating costs | ¥	(2,346,015)		(3,059,407)	(3,106,601)
Selling expenses | ¥	(231,075)		(221,785)	(502,802)
General and administrative expenses | ¥	(468,430)		(534,145)	(481,947)
Total operating costs and expenses | ¥	(3,045,520)		(3,815,337)	(4,091,350)
Income (loss) from operations | ¥	425,743		273,136	(8,466)
Other income, net:
Investment income | ¥	195,456		191,784	115,275
Interest income | ¥	34,207		25,891	6,901
Others, net | ¥	11,807		14,284	10,341
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations | ¥	667,213		505,095	124,051
Income tax expense | ¥	(224,586)		(167,803)	(27,249)
Share of income of affiliates | ¥	174,468		108,944	48,293
Net income from continuing operations | ¥	617,095		446,236	145,095
Net income from discontinued operations, net of tax (Note 2(x) & Note 3) | ¥			5,480	22,543
Net income | ¥	617,095		451,716	167,638
Less: Net income attributable to the noncontrolling interests | ¥	7,180		2,488	10,591
Net income attributable to the Company’s shareholders | ¥	¥ 609,915		¥ 449,228	¥ 157,047
Basic:
Net income from continuing operations | ¥ / shares	¥ 0.49		¥ 0.36	¥ 0.12
Net income from discontinued operations | ¥ / shares	0		0	0.02
Net income | ¥ / shares	.49		.36	.14
Diluted:
Net income from continuing operations | ¥ / shares	0.49		0.36	0.11
Net income from discontinued operations | ¥ / shares	0		0	0.02
Net income | ¥ / shares	0.49		0.36	0.13
Basic:
Net income from continuing operations | ¥ / shares	9.84		7.2	2.32
Net income from discontinued operations | ¥ / shares	0		0.09	0.39
Net income | ¥ / shares	9.84		7.29	2.71
Diluted:
Net income from continuing operations | ¥ / shares	9.83		7.2	2.23
Net income from discontinued operations | ¥ / shares	0		0.09	0.37
Net income | ¥ / shares	¥ 9.83		¥ 7.29	¥ 2.6
Shares used in calculating net income per share:
Basic | shares	1,239,264,464	1,239,264,464	1,231,698,725	1,160,592,325
Diluted | shares	1,240,854,034	1,240,854,034	1,261,223,049	1,208,821,796
Net income | ¥	¥ 617,095		¥ 451,716	¥ 167,638
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments | ¥	(10,194)		(10,664)	2,177
Changes in fair value of short term investments | ¥			(632)	632
Share of other comprehensive gain (loss) of affiliates | ¥	(1,763)		1,263	(37,911)
Total Comprehensive income | ¥	605,138		441,683	132,536
Less: Comprehensive income attributable to the noncontrolling interests | ¥	7,180		2,488	10,591
Comprehensive income attributable to the Company’s shareholders | ¥	¥ 597,958		¥ 439,195	¥ 121,945
USD
Net revenues:
Agency | $		$ 457,257
Life insurance business | $		417,537
P&C insurance business | $		39,720
Claims adjusting | $		47,617
Total net revenues | $		504,874
Operating costs and expenses:
Agency | $		(312,975)
Life insurance business | $		(282,606)
P&C insurance business | $		(30,369)
Claims adjusting | $		(28,239)
Total operating costs | $		(341,214)
Selling expenses | $		(33,608)
General and administrative expenses | $		(68,130)
Total operating costs and expenses | $		(442,952)
Income (loss) from operations | $		61,922
Other income, net:
Investment income | $		28,428
Interest income | $		4,975
Others, net | $		1,717
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations | $		97,042
Income tax expense | $		(32,665)
Share of income of affiliates | $		25,375
Net income from continuing operations | $		89,752
Net income from discontinued operations, net of tax (Note 2(x) & Note 3) | $
Net income | $		89,752
Less: Net income attributable to the noncontrolling interests | $		1,044
Net income attributable to the Company’s shareholders | $		$ 88,708
Basic:
Net income from continuing operations | $ / shares		$ 0.07
Net income from discontinued operations | $ / shares		0
Net income | $ / shares		0.07
Diluted:
Net income from continuing operations | $ / shares		0.07
Net income from discontinued operations | $ / shares		0
Net income | $ / shares		0.07
Basic:
Net income from continuing operations | $ / shares		1.43
Net income from discontinued operations | $ / shares		0
Net income | $ / shares		1.43
Diluted:
Net income from continuing operations | $ / shares		1.43
Net income from discontinued operations | $ / shares		0
Net income | $ / shares		$ 1.43
Shares used in calculating net income per share:
Basic | shares	1,239,264,464	1,239,264,464
Diluted | shares	1,240,854,034	1,240,854,034
Net income | $		$ 89,752
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments | $		(1,483)
Changes in fair value of short term investments | $
Share of other comprehensive gain (loss) of affiliates | $		(256)
Total Comprehensive income | $		88,013
Less: Comprehensive income attributable to the noncontrolling interests | $		1,044
Comprehensive income attributable to the Company’s shareholders | $		$ 86,969